Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in equity [abstract]
Shares outstanding at the biginning of the period	329,608,226	329,016,372
Tresury shares	3,642,899	1,520,065
Long-Term Incentive Plan	637,728	758,024
Repurchase of common shares	4,280,627	1,686,235
Shares outstanding at the end of the period	329,608,226	329,608,226